Retirement Plans (Changes In Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Defined Benefit Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	$ 283.9	$ 276.8
Service cost	1.1	4.4	$ 4.7
Interest cost	10.0	10.2	9.9
Plan amendments	0.0	(0.6)
Plan curtailments	0.0	(6.4)
Plan settlements	(15.8)	0.0
Participant contributions	0.0	0.0
Benefits paid	(8.6)	(13.3)
Actuarial loss	17.8	12.8
Benefit obligation at end of period	288.4	283.9	276.8
Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	38.5	29.9
Service cost	0.5	0.7	0.8
Interest cost	1.0	1.4	1.3
Plan amendments	(26.9)	0.0
Plan curtailments	0.0	(4.8)
Participant contributions	0.4	0.5
Benefits paid	(1.5)	(1.4)
Actuarial loss	6.0	12.2
Benefit obligation at end of period	$ 18.0	$ 38.5	$ 29.9